Derivative Financial Instruments (Derivative Instrument Gains And Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	$ 16.1	$ (38.7)	$ 42.0
Interest Rate Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact		(0.7)	(0.9)
Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	0.7	1.1	(0.9)
Qualifying Hedges [Member] | Foreign Currency Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	0.7	1.1	(0.9)
Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	15.4	(39.8)	42.9
Non-Qualifying Hedges [Member] | Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	11.5	(10.5)	29.2
Non-Qualifying Hedges [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	19.1	1.2	(14.6)
Non-Qualifying Hedges [Member] | Foreign Currency Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	(12.1)	(23.7)	30.0
Non-Qualifying Hedges [Member] | Equity Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	0.8	(0.3)	(0.8)
Non-Qualifying Hedges [Member] | TRS [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	$ (3.9)	$ (5.8)